Supplemental Guarantor Financial Information (Condensed Consolidated Income Statement) (AGAT/AICL Notes) (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues and other income
Lease revenue		$ 3,498,300,000		$ 976,147,000		$ 997,147,000
Net (loss) gain on sale of assets		37,497,000		41,873,000		(46,421,000)
Other income		104,491,000		32,046,000		21,794,000
Total Revenues and other income		3,640,288,000		1,050,066,000		972,520,000
Expenses
Depreciation and amortization		1,282,228,000		337,730,000	[1]	357,347,000	[1]
Asset impairment		21,828,000		26,155,000	[1]	12,625,000	[1]
Interest expense		780,349,000		226,329,000		286,019,000
Leasing expenses		190,301,000		48,473,000		72,122,000
Transaction and integration related expenses	26,300,000	148,792,000		10,959,000
Selling, general and administrative expenses		299,892,000		89,079,000		83,409,000
Total Expenses		2,723,390,000		739,275,000		817,641,000
Income before income taxes and income of investments accounted for under the equity method		916,898,000		310,791,000		154,879,000
Provision for income taxes		(137,373,000)		(26,026,000)		(8,067,000)
Equity in net earnings of investments accounted for under the equity method		28,973,000		10,637,000		11,630,000
Net income		808,498,000		295,402,000	[1]	158,442,000	[1]
Net loss (income) attributable to non-controlling interest		1,949,000		(2,992,000)		5,213,000
Net income attributable to AerCap Holdings N.V.		810,447,000		292,410,000		163,655,000
AGAT/AICL Notes [Member]
Revenues and other income
Lease revenue		3,498,000,000		976,000,000		997,000,000
Net (loss) gain on sale of assets		38,000,000		42,000,000		(46,000,000)
Other income		104,000,000		32,000,000		22,000,000
Total Revenues and other income		3,640,000,000		1,050,000,000		973,000,000
Expenses
Depreciation and amortization		1,282,000,000		338,000,000		357,000,000
Asset impairment		22,000,000		26,000,000		13,000,000
Interest expense		781,000,000		226,000,000		286,000,000
Leasing expenses		190,000,000
Other expenses				49,000,000		79,000,000
Transaction and integration related expenses		149,000,000		11,000,000
Selling, general and administrative expenses		300,000,000		90,000,000		83,000,000
Total Expenses		2,724,000,000		740,000,000		818,000,000
Income before income taxes and income of investments accounted for under the equity method		916,000,000		310,000,000		155,000,000
Provision for income taxes		(137,000,000)		(26,000,000)		(8,000,000)
Equity in net earnings of investments accounted for under the equity method		29,000,000		11,000,000		12,000,000
Net (loss) income before income from subsidiaries		808,000,000		295,000,000		159,000,000
Net income		808,000,000		295,000,000		159,000,000
Net loss (income) attributable to non-controlling interest		2,000,000		(3,000,000)		5,000,000
Net income attributable to AerCap Holdings N.V.		810,000,000		292,000,000		164,000,000
AGAT/AICL Notes [Member] | AerCap Holdings N.V. [Member]
Revenues and other income
Other income		25,000,000		5,000,000		6,000,000
Total Revenues and other income		25,000,000		5,000,000		6,000,000
Expenses
Interest expense		13,000,000		10,000,000		5,000,000
Selling, general and administrative expenses		83,000,000		18,000,000		12,000,000
Total Expenses		96,000,000		28,000,000		17,000,000
Income before income taxes and income of investments accounted for under the equity method		(71,000,000)		(23,000,000)		(11,000,000)
Provision for income taxes		(1,000,000)				(1,000,000)
Net (loss) income before income from subsidiaries		(72,000,000)		(23,000,000)		(12,000,000)
Income from subsidiaries		882,000,000		315,000,000		176,000,000
Net income		810,000,000		292,000,000		164,000,000
Net income attributable to AerCap Holdings N.V.		810,000,000		292,000,000		164,000,000
AGAT/AICL Notes [Member] | AerCap Global Aviation Trust [Member]
Revenues and other income
Lease revenue		810,000,000
Net (loss) gain on sale of assets		8,000,000
Other income		317,000,000
Total Revenues and other income		1,135,000,000
Expenses
Depreciation and amortization		501,000,000
Asset impairment		3,000,000
Interest expense		443,000,000
Leasing expenses		(425,000,000)
Selling, general and administrative expenses		80,000,000
Total Expenses		602,000,000
Income before income taxes and income of investments accounted for under the equity method		533,000,000
Provision for income taxes		(56,000,000)
Net (loss) income before income from subsidiaries		477,000,000
Income from subsidiaries		205,000,000
Net income		682,000,000
Net income attributable to AerCap Holdings N.V.		682,000,000
AGAT/AICL Notes [Member] | AerCap Ireland [Member]
Revenues and other income
Lease revenue		10,000,000
Total Revenues and other income		10,000,000
Expenses
Interest expense		18,000,000
Leasing expenses		11,000,000
Transaction and integration related expenses		94,000,000		11,000,000
Selling, general and administrative expenses		3,000,000
Total Expenses		126,000,000		11,000,000
Income before income taxes and income of investments accounted for under the equity method		(116,000,000)		(11,000,000)
Provision for income taxes		10,000,000
Net (loss) income before income from subsidiaries		(106,000,000)		(11,000,000)
Income from subsidiaries		683,000,000
Net income		577,000,000		(11,000,000)
Net income attributable to AerCap Holdings N.V.		577,000,000		(11,000,000)
AGAT/AICL Notes [Member] | Guarantors [Member]
Revenues and other income
Lease revenue		229,000,000	[2]	7,000,000	[2]	7,000,000	[2]
Net (loss) gain on sale of assets		10,000,000	[2]	(12,000,000)	[2]	(132,000,000)	[2]
Other income		333,000,000	[2]	165,000,000	[2]	116,000,000	[2]
Total Revenues and other income		572,000,000	[2]	160,000,000	[2]	(9,000,000)	[2]
Expenses
Depreciation and amortization		53,000,000	[2]	3,000,000	[2]	3,000,000	[2]
Interest expense		317,000,000	[2]	172,000,000	[2]	189,000,000	[2]
Leasing expenses		133,000,000	[2]
Other expenses						3,000,000	[2]
Transaction and integration related expenses		26,000,000	[2]
Selling, general and administrative expenses		142,000,000	[2]	53,000,000	[2]	51,000,000	[2]
Total Expenses		671,000,000	[2]	228,000,000	[2]	246,000,000	[2]
Income before income taxes and income of investments accounted for under the equity method		(99,000,000)	[2]	(68,000,000)	[2]	(255,000,000)	[2]
Provision for income taxes		(33,000,000)	[2]	(6,000,000)	[2]	(8,000,000)	[2]
Net (loss) income before income from subsidiaries		(132,000,000)	[2]	(74,000,000)	[2]	(263,000,000)	[2]
Income from subsidiaries		988,000,000	[2]	202,000,000	[2]	209,000,000	[2]
Net income		856,000,000	[2]	128,000,000	[2]	(54,000,000)	[2]
Net income attributable to AerCap Holdings N.V.		856,000,000	[2]	128,000,000	[2]	(54,000,000)	[2]
AGAT/AICL Notes [Member] | Non-Guarantors [Member]
Revenues and other income
Lease revenue		2,449,000,000		969,000,000		990,000,000
Net (loss) gain on sale of assets		20,000,000		42,000,000		79,000,000
Other income		342,000,000		10,000,000		6,000,000
Total Revenues and other income		2,811,000,000		1,021,000,000		1,075,000,000
Expenses
Depreciation and amortization		728,000,000		335,000,000		354,000,000
Asset impairment		19,000,000		26,000,000		13,000,000
Interest expense		715,000,000		171,000,000		176,000,000
Leasing expenses		471,000,000
Other expenses				49,000,000		76,000,000
Transaction and integration related expenses		29,000,000
Selling, general and administrative expenses		180,000,000		40,000,000		42,000,000
Total Expenses		2,142,000,000		621,000,000		661,000,000
Income before income taxes and income of investments accounted for under the equity method		669,000,000		400,000,000		414,000,000
Provision for income taxes		(57,000,000)		(20,000,000)		1,000,000
Equity in net earnings of investments accounted for under the equity method		29,000,000		11,000,000		12,000,000
Net (loss) income before income from subsidiaries		641,000,000		391,000,000		427,000,000
Income from subsidiaries		79,000,000		(62,000,000)		(258,000,000)
Net income		720,000,000		329,000,000		169,000,000
Net loss (income) attributable to non-controlling interest		2,000,000		(3,000,000)		5,000,000
Net income attributable to AerCap Holdings N.V.		722,000,000		326,000,000		174,000,000
AGAT/AICL Notes [Member] | Eliminations [Member]
Revenues and other income
Net (loss) gain on sale of assets				12,000,000		7,000,000
Other income		(913,000,000)		(148,000,000)		(106,000,000)
Total Revenues and other income		(913,000,000)		(136,000,000)		(99,000,000)
Expenses
Interest expense		(725,000,000)		(127,000,000)		(84,000,000)
Selling, general and administrative expenses		(188,000,000)		(21,000,000)		(22,000,000)
Total Expenses		(913,000,000)		(148,000,000)		(106,000,000)
Income before income taxes and income of investments accounted for under the equity method				12,000,000		7,000,000
Net (loss) income before income from subsidiaries				12,000,000		7,000,000
Income from subsidiaries		(2,837,000,000)		(455,000,000)		(127,000,000)
Net income		(2,837,000,000)		(443,000,000)		(120,000,000)
Net income attributable to AerCap Holdings N.V.		$ (2,837,000,000)		$ (443,000,000)		$ (120,000,000)

[1]	Certain reclassifications have been made to the Consolidated Statements of Cash Flows for the years ended December 31, 2013 and 2012 to reflect the current year presentation. Refer to Note 2 - Basis for presentation.
[2]	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.